Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Receivables [Abstract]
Notes receivable	¥ 15,200	$ 2,170	¥ 43,560